Schedule of property, plant and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning Balance	$ 22,493,283
Net book value	21,786,365	$ 22,493,283
Leasehold land and buildings [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	19,305,393
Net book value	18,531,991	19,305,393
Property and equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	2,695,918
Net book value	2,856,380	2,695,918
Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	339,421
Net book value	238,885	339,421
Renovation [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	1,189
Net book value	2,709	1,189
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	146,549
Net book value	151,442	146,549
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	4,813
Net book value	4,958	4,813
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	26,735,336	17,824,856
Additions	651,044	502,677
Disposal	(66,695)
Lease modifications	8,230	1,296,818
Revaluation	(910,055)
Net book value	26,755,143	26,735,336
Revaluation	(723,371)
Revaluation		7,065,299
Exchange difference		52,737
Gross carrying amount [member] | Leasehold land and buildings [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	19,828,888	11,414,034
Additions
Disposal
Lease modifications	8,230	1,296,818
Revaluation	(910,055)
Net book value	19,264,346	19,828,888
Revaluation	(723,371)
Revaluation		7,065,299
Exchange difference		52,737
Gross carrying amount [member] | Property and equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	4,385,903	3,898,326
Additions	580,125	487,577
Disposal	(5,721)
Lease modifications
Revaluation
Net book value	4,960,307	4,385,903
Revaluation
Exchange difference
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	1,213,687	1,213,687
Additions
Disposal
Lease modifications
Revaluation
Net book value	1,213,687	1,213,687
Revaluation
Exchange difference
Gross carrying amount [member] | Renovation [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	487,229	487,229
Additions	3,010
Disposal
Lease modifications
Revaluation
Net book value	490,239	487,229
Revaluation
Exchange difference
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	692,142	684,093
Additions	63,423	15,100
Disposal	(60,974)
Lease modifications
Revaluation
Net book value	694,591	692,142
Revaluation
Exchange difference
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	127,487	127,487
Additions	4,486
Disposal
Lease modifications
Revaluation
Net book value	131,973	127,487
Revaluation
Revaluation
Exchange difference
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	4,242,053	3,536,265
Depreciation charge	1,501,809	1,661,403
Disposal		(4,045)
Net book value	4,968,778	4,242,053
Disposal	(51,713)
Disposal		(7,051)
Revaluation		(951,570)
Accumulated depreciation [member] | Leasehold land and buildings [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	523,495	348,207
Depreciation charge	932,231	1,126,858
Disposal
Net book value	732,355	523,495
Disposal
Revaluation		(951,570)
Accumulated depreciation [member] | Property and equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	1,689,985	1,315,480
Depreciation charge	416,516	374,505
Disposal
Net book value	2,103,927	1,689,985
Disposal	(2,574)
Revaluation
Accumulated depreciation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	874,266	772,407
Depreciation charge	100,536	101,859
Disposal
Net book value	974,802	874,266
Disposal
Revaluation
Accumulated depreciation [member] | Renovation [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	486,040	478,565
Depreciation charge	1,490	7,475
Disposal
Net book value	487,530	486,040
Disposal
Revaluation
Accumulated depreciation [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	545,593	506,219
Depreciation charge	46,695	43,419
Disposal		(4,045)
Net book value	543,149	545,593
Disposal	(49,139)
Disposal		(7,051)
Revaluation
Accumulated depreciation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	122,674	115,387
Depreciation charge	4,341	7,287
Disposal
Net book value	127,015	122,674
Disposal
Revaluation